Financial instruments and risk management (Detail) - Credit Risk - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	$ 59,504	$ 56,014
Due from non-controlling interest
Credit risk [member]
Statement Line Items [Line Items]
Cash and cash equivalents	124,598	199,256
Due from non-controlling interest		5,000
Trade accounts receivable	16,556	3,338
Advances to vendors	11,199	7,725
[ifrs-full:MaximumExposureToCreditRisk]	$ 152,353	$ 215,319